Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	Dec. 28, 2021	May 31, 2021	May 31, 2020	May 31, 2019	Feb. 11, 2019	May 31, 2018	May 31, 2017	Feb. 27, 2017	May 31, 2016	May 31, 2015
C000233044
Account Value [Line Items]
Line Graph and Table Measure Name	Copeland International Small Cap Fund - Class A
Account Value	$ 8,646	$ 7,882	$ 7,619	$ 7,983	$ 9,425
C000233045
Account Value [Line Items]
Line Graph and Table Measure Name	Copeland International Small Cap Fund - Class I
Account Value	$ 9,205	8,363	8,084	8,470	10,000
C000095114
Account Value [Line Items]
Line Graph and Table Measure Name	Copeland Dividend Growth Fund - Class A
Account Value	$ 17,334	16,358	13,667	13,643		$ 13,790	$ 10,480	$ 11,021		$ 11,017	$ 9,639		$ 8,622	$ 9,424
C000109647
Account Value [Line Items]
Line Graph and Table Measure Name	Copeland Dividend Growth Fund - Class C
Account Value	$ 17,061	16,221	13,657	13,742		13,987	10,719	11,354		11,428	10,076		9,083	10,000
C000124573
Account Value [Line Items]
Line Graph and Table Measure Name	Copeland Dividend Growth Fund - Class I
Account Value	$ 18,669	17,602	14,674	14,634		14,764	11,213	11,772		11,741	10,257		9,164	10,000
C000209896
Account Value [Line Items]
Line Graph and Table Measure Name	Copeland SMID Cap Dividend Growth Fund - Class A
Account Value	$ 14,414	14,761	12,843	13,021		13,471	9,802	9,796	$ 9,423
C000178802
Account Value [Line Items]
Line Graph and Table Measure Name	Copeland SMID Cap Dividend Growth Fund - Class I
Account Value	$ 18,099	18,488	16,038	16,222		16,739	12,156	12,107		11,397	9,940	$ 10,000
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 10,832	9,705	8,343	8,745	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535	29,540	23,045	22,391		22,458	16,005	14,184		13,667	11,948		10,172	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535	29,540	23,045	22,391		22,458	16,005	14,184		13,667	11,948		10,172	10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 33,535	29,540	23,045	22,391		22,458	16,005	14,184		13,667	11,948		10,172	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 23,122	20,440	16,021	15,702		16,302	11,328	10,163	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 27,301	24,135	18,917	18,540		19,249	13,375	12,000		11,708	10,175	10,000
MSCI ACWI ex US Small Cap Net TR
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Account Value	$ 10,832	9,705	8,343	8,745	10,000
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Account Value	$ 12,335	10,815	9,128	8,990	10,000
MSCI WORLD ex USA Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI WORLD ex USA Index
Account Value	$ 12,335	10,815	9,128	8,990	$ 10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648	27,978	21,929	21,492		22,314	15,505	13,911		13,572	11,795		10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648	27,978	21,929	21,492		22,314	15,505	13,911		13,572	11,795		10,022	10,000
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 31,648	27,978	21,929	21,492		22,314	15,505	13,911		13,572	11,795		$ 10,022	$ 10,000
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 16,504	15,948	13,104	13,843		15,663	9,762	9,841	$ 10,000
Russell 2500 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 18,699	$ 18,069	$ 14,847	$ 15,684		$ 17,746	$ 11,060	$ 11,149		$ 11,649	$ 9,848	$ 10,000